Segment Information (Tables)		4 Months Ended	6 Months Ended	12 Months Ended
	Feb. 25, 2026	Jun. 30, 2026	Jun. 30, 2026	Dec. 31, 2025
Segment Reporting [Line Items]
Summary of Evaluating the Company's Performance and Making Key Decisions Regarding Resource Allocation	When evaluating the Company’s performance and making key decisions regarding resource allocation the CODM reviews certain metrics, which include the following:

For the period from February 19, 2026 (inception) through February 25, 2026
General, formation and administrative expenses	$33,697
When evaluating the Company’s performance and making key decisions regarding resource allocation the CODM reviews certain metrics, which include the following:

	Three Months Ended June 30, 2026	Period From February 19, 2026 (Inception) to June 30, 2026
General, formation and administrative expenses	$184,418	$249,667
Interest earned on marketable securities held in Trust Account	$238,468	$238,468

June 30, 2026
Cash	$832,812
Marketable securities held in Trust Account	$75,238,468

OHB Pediatrics Ltd [Member]
Segment Reporting [Line Items]
Summary of expense categories regularly reviewed by the CODM
The table below summarizes the significant expense categories regularly reviewed by the CODM for the following periods (in thousands):

	June 30, 2026	June 30, 2025
General and administrative costs
Personnel costs	$643	$51
Professional fees	2,051	659
Other general and administrative costs(a)	119	—

Total general and administrative costs	2,813	710
Research and development costs
License costs	—	500
Clinical research	8,595	1,310
Personnel costs	2,066	394
Other research and development costs(b)	34	6

Total research and development costs	10,695	2,210

Operating loss	$13,508	$2,920

(a)	Other general and administrative expenses include, but are not limited to, public company reporting requirements and other general operating expenses.
(b)	Other research and development costs include, but are not limited to, publications, sponsorships, membership fees, scientific conferences, and medical affairs strategy and branding.

The table below summarizes the significant expense categories regularly reviewed by the CODM for the following periods (in thousands):

	December 31, 2025	December 31, 2024
General and administrative costs
Personnel costs	$167	$—
Professional fees	1,102
Other general and administrative costs(a)	28	15

Total general and administrative costs	1,297	15
Research and development costs
License costs	4,000	—
Clinical research	8,211	342
Personnel costs	2,068	—
Other research and development costs(b)	23	—

Total research and development costs	14,302	342

Operating loss	$15,599	$357

(a)	Other general and administrative expenses include, but are not limited to, public company reporting requirements and other general operating expenses.
(b)	Other research and development costs include, but are not limited to, publications, sponsorships, membership fees, scientific conferences, and medical affairs strategy and branding.